Subsidiaries - Summary of Changes In Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
Teamwink Inc.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds more than half of the ownership interests
KB Liiv DS 1st LLC
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Private Real Estate Debt Fund 29
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Global Platform Fund No.2
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
KB Cheongra Hill Co Ltd
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Termination of the commitments
KB Life Insurance Co., Ltd.
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Liquidation
KB KBSTAR Treasury Futures 3 Year ETF Trust (Bond-Derivative)
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Disposal
KB Global Dynamic Securities Master Investment Trust (Equity-Indirect Type)
Disclosure Of Changes In Parents Ownership Interest In Subsidiary Line Items [Line Items]
Description	Decrease in ownership interests to less than majority